Property and Equipment - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, Cost	$ 1,382	$ 1,111
Less—Accumulated depreciation	(577)	(370)
Property and equipment, net	805	741
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Cost	531	441
Computers and Software
Property Plant And Equipment [Line Items]
Property and equipment, Cost	167	106
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Cost	223	136
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Cost	227	227
Furniture
Property Plant And Equipment [Line Items]
Property and equipment, Cost	$ 234	$ 201